INCOME PER SHARE - Additional Information (Details) - shares	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Vested and Unissued Restricted Shares [Member]
Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Vested And Unissued Restricted Shares	15,000	15,000